UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Center Coast Capital Advisors, LP
Address: 1100 Louisiana Street, Suite 4550
         Houston, TX  77002

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Finch
Title:     Chief Compliance Officer
Phone:     713-759-1401

Signature, Place, and Date of Signing:

 /s/  Richard Finch     Houston, TX     May 26, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $125,266 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ATLAS PIPELINE PARTNERS LP     UNIT L P INT     049392103      515   500000 PRN      SOLE                   500000        0        0
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     2891    86992 SH       SOLE                    86992        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     3625    51403 SH       SOLE                    51403        0        0
CRESTWOOD MIDSTREAM PRTNERS    COM UNITS REPSTG 226372100     2840    93315 SH       SOLE                    93315        0        0
DUNCAN ENERGY PARTNERS LP      COM UNITS        265026104     9065   265080 SH       SOLE                   265080        0        0
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108     8938   250143 SH       SOLE                   250143        0        0
ENBRIDGE ENERGY MANAGEMENT L   SHS UNITS LLI    29250X103     1939    29553 SH       SOLE                    29553        0        0
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106     8962   134189 SH       SOLE                   134189        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     9091   204981 SH       SOLE                   204981        0        0
KINDER MORGAN FRACTIONAL       COM              EKE55U103      736   171896 SH       SOLE                   171896        0        0
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100     9879   141945 SH       SOLE                   141945        0        0
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP   559080106     3027    49280 SH       SOLE                    49280        0        0
MARTIN MIDSTREAM PRTNRS L P    UNIT L P INT     573331105     3241    76796 SH       SOLE                    76796        0        0
NUSTAR ENERGY LP               UNIT COM         67058H102     5735    81810 SH       SOLE                    81810        0        0
ONEOK PARTNERS LP              UNIT LTD PARTN   68268N103     9193   108283 SH       SOLE                   108283        0        0
PAA NAT GAS STORAGE L P        COM UNIT LTD     693139107     2979   112390 SH       SOLE                   112390        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     6561   105960 SH       SOLE                   105960        0        0
SPECTRA ENERGY PARTNERS LP     COM              84756N109     6321   181350 SH       SOLE                   181350        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     6159    68943 SH       SOLE                    68943        0        0
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105     3375    92850 SH       SOLE                    92850        0        0
TC PIPELINES LP                UT COM LTD PRT   87233Q108     8466   160798 SH       SOLE                   160798        0        0
WESTERN GAS PARTNERS LP        COM UNIT LP IN   958254104     4532   120962 SH       SOLE                   120962        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104     7196   145862 SH       SOLE                   145862        0        0